Property and Equipment, Net	3 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 7 - Property and Equipment, Net:

Property and equipment, net consisted of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Computer systems and servers	$1,124	$1,083
Test and computer equipment	16,831	16,988
Lab equipment	9,565	9,604
Furniture and fixtures	281	286
Leasehold improvements	3,576	3,637
Total	$31,377	$31,598
Less: Accumulated depreciation	(14,196)	(13,285)
Property and equipment, net	$17,181	$18,313

During the three months ended March 31, 2026 and 2025, the Company recognized depreciation expense of $1,152 and $946 related to property and equipment, respectively.